Consolidated Statements of Other Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net (loss) income (including non-controlling interests)	$ (578)	$ (2,391)	$ 5,330
Derivative financial instruments:
Gain arising during the period	52	354	755
Reclassification adjustments for (gain) loss included in the consolidated statements of operations and financial position (basis adjustments)	(119)	(1,004)	353
Derivative financial instruments	(67)	(650)	1,108
Exchange differences arising on translation of foreign operations:
(Loss) gain arising during the period	(1,388)	177	(1,996)
Reclassification adjustments for gain included in the consolidated statements of operations	0	(105)	(15)
Exchange differences arising on translation of foreign operations	(1,388)	72	(2,011)
Share of other comprehensive income (loss) related to associates and joint ventures
Gain (loss) arising during the period	98	(82)	(239)
Reclassification adjustments for loss (gain) included in the consolidated statements of operations	0	10	(123)
Share of other comprehensive income (loss) related to associates and joint ventures	98	(72)	(362)
Income tax benefit (expense) related to components of other comprehensive income (loss) that can be recycled to the consolidated statements of operations	363	279	(274)
Investments in equity instruments at FVOCI:
Gain (loss) arising during the period	486	28	(603)
Share of other comprehensive gain (loss) related to associates and joint ventures	16	10	(5)
Investments in equity instruments at FVOCI	502	38	(608)
Employee benefits - Recognized actuarial (losses) gains	(333)	(259)	344
Share of other comprehensive (loss) income related to associates and joint ventures	(14)	0	0
Income tax benefit (expense) related to components of other comprehensive income that cannot be recycled to the consolidated statements of operations	13	(32)	228
Total other comprehensive (loss) income	(826)	(624)	(1,575)
Equity holders of the parent	(781)	(666)	(1,478)
Non-controlling interests	(45)	42	(97)
Total comprehensive income (loss)	(1,404)	(3,015)	3,755
Total comprehensive (loss) income attributable to:
Equity holders of the parent	(1,514)	(3,120)	3,671
Non-controlling interests	$ 110	$ 105	$ 84